Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

THE GEO SAVE 401(K) PLAN

(Plan Employer Identification Number 65-0043078, Plan Number 001)

Schedule H, line 4i - Schedule of Assets (Held at End of Year)

December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of issue
	borrower, lessor or	Description of investment, including maturity date,	Cost	Current
	similar party	rate of interest, collateral, par or maturity value	**	value
		Separate account guaranteed interest contract:
*	MassMutual Retirement Services	Diversified Bond (at contract value)		$28,743,504
		Collective trust fund:
	Great Gray Trust Company	AB US Large Cap Growth Funds		19,229,850

		Mutual funds:
	Fidelity	Fidelity Freedom Index Retirement Fund		145,543
	Fidelity	Fidelity Freedom Index 2010 Fund		169,685
	Fidelity	Fidelity Freedom Index 2015 Fund		1,519,905
	Fidelity	Fidelity Freedom Index 2020 Fund		5,545,081
	Fidelity	Fidelity Freedom Index 2025 Fund		13,868,538
	Fidelity	Fidelity Freedom Index 2030 Fund		25,496,419
	Fidelity	Fidelity Freedom Index 2035 Fund		25,984,487
	Fidelity	Fidelity Freedom Index 2040 Fund		21,594,064
	Fidelity	Fidelity Freedom Index 2045 Fund		25,818,965
	Fidelity	Fidelity Freedom Index 2050 Fund		20,570,757
	Fidelity	Fidelity Freedom Index 2055 Fund		20,498,364
	Fidelity	Fidelity Freedom Index 2060 Fund		11,509,414
	Fidelity	Fidelity Freedom Index 2065 Fund		4,470,722
	Fidelity	Fidelity International Index Fund		4,679,900
	Fidelity	Fidelity Mid-Cap Index Fund		3,285,735
	Fidelity	Fidelity U.S. Bond Index Fund		3,998,687
	Metropolitan West	Total Return Bond Fund		343
	John Hancock	Bond Fund		4,123,067
	John Hancock	Disciplined Value Mid Cap Fund		3,415,190
*	MassMutual Retirement Services	Mid Cap Growth Fund		3,142,410
	MFS Investment Management	MFS Value Fund		6,128,633
*	MassMutual Retirement Services	Small Cap Growth Fund		2,213,166
	MFS Investment Management	MFS Int'l Intrinsic Value Fund		6,591,090
	Vanguard	Small Cap Index Fund		3,195,269
	Vanguard	Treasury Money Market Funds		1,279,353
	PIMCO	Income Fund		1,618,707
	Fidelity	Fidelity 500 Index Fund		28,740,674
	American Century	American Century Small Cap Value Fund		4,035,045
				253,639,213

*	The GEO Group, Inc.	Common Stock Fund		4,654,173

*		Notes receivable from participants, (interest rates from 4.25% to 9.50%, maturing no later than 2035)		14,679,433

		Total		$320,946,173

* Party-In-Interest as defined by ERISA

** Cost information is not required for participant-directed investments and, therefore, is not included